Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of the major related parties and their relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of and for the year ended December 31, 2018:

Related party	Relationship with the Company

Aladdin Fintech Company Limited	An entity controlled by a former director of the Company resigned on May 28, 2019

Schedule of transactions with the major related parties
(a)	The Group entered into the following transactions with the major related party for the year ended December 31, 2018:

Net revenues:
Platform development fee income, license fee income and maintenance services income from Aladdin Fintech Company Limited	500

Schedule of balance with related party
(b)	The Group had the following balance with the related party as of December 31, 2018:

Accounts receivable from Aladdin Fintech Company Limited	350